Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of lease cost

	12 months ended	12 months ended	12 months ended
	December 31,	December 31,	December 31,
USD’000	2025	2024	2023
Finance lease cost:
Amortization of right-of-use assets	37	—	—
Interest on lease liabilities	2	—	—

Operating lease cost:
Fixed rent expense	540	356	329
Variable lease cost	72	—	—
Short-term lease cost	—	—	—
Net lease cost	651	356	329
Lease cost - Cost of sales	—	—	—
Lease cost - General & administrative expenses	651	356	329
Net lease cost	651	356	329

	As at December 31,	As at December 31,
USD’000	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	589	351
Financing cash flows from finance leases	39	—
Non-cash investing and financing activities:
Net lease cost	651	356
Additions to ROU assets obtained from:
New operating lease liabilities	6,312	62
New finance lease liabilities	157	—

Schedule of right-of-use assets and lease liabilities

	As at December 31,	As at December 31,
USD’000	2025	2024
Right-of-use assets:
Operating leases	6,113	1,031
Finance leases	126	—
Total right-of-use assets	6,239	1,031
Lease liabilities:
Operating leases	6,191	943
Finance leases	129	—
Total lease liabilities	6,320	943

Schedule of future minimum lease payments of operating lease liability

Year (USD’000)	Operating	Finance	Total
2026	915	60	975
2027	887	45	932
2028	880	29	909
2029	879	1	880
2030 and beyond	3,699	—	3,699
Total future minimum operating and finance lease payments	7,260	135	7,395
Less effects of discounting	(1,069)	(6)	(1,075)
Lease liabilities recognized	6,191	129	6,320